ACCOUNTS RECEIVABLE, NET (Details 1)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Credit Loss [Abstract]
Beginning balance	$ 23,266	¥ 3,648,121	¥ 3,496,991
Addition	55,149	8,647,329	2,004,676
Write-off	(31,184)	(4,889,580)	(1,853,546)
Ending balance	$ 47,231	¥ 7,405,870	¥ 3,648,121